SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash - Additional Information (Details) ¥ in Thousands, ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Deposits insured	¥ 24,678		¥ 19,218	¥ 14,615
The PRC
Cash and Cash Equivalents [Line Items]
Deposits insured	¥ 500
Japan
Cash and Cash Equivalents [Line Items]
Deposits insured		¥ 10,000